 Supplement to Prospectus Dated May 1, 2000 for Pacific Select Exec II-NY
           Flexible Premium Variable Insurance Policy (the "policy")
                 Issued by Pacific Life & Annuity Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       .Blue Chip               .Strategic Value
                       .Aggressive Growth       .Focused 30
                       .Financial Services      .Capital Opportunities
                       .Health Sciences         .Mid-Cap Growth
                       .Technology              .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The International      Effective January 1, 2001 Lazard Asset Management is
Value Portfolio has    the portfolio manager of the International Value
a new portfolio        portfolio.
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

Supplement dated January 2, 2001

                      ---------------------------------------------------------
An overview of         Other expenses
Pacific Select Exec
II-NY: Fees and        The table also shows the advisory fee and fund expenses
expenses paid by       as an annual percentage of each portfolio's average
the Pacific Select     daily net assets for the year 2000. To help limit fund
Fund: Other            expenses, effective July 1, 2000 Pacific Life
expenses is            contractually agreed to waive all or part of its
replaced               investment advisory fees or otherwise reimburse each
                       portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets.
                       Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $14,627 to the I-Net
                       Tollkeeper Portfolio, $36,874 to the Strategic Value
                       Portfolio, $34,687 to the Focused 30 Portfolio and
                       $28,882 to the Small-Cap Index Portfolio.

                   ----------------------------------------------------------------------------------------
                                                                                    Less
                                                Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                    fee      expenses amounts+ expenses reimbursement expenses
                   ----------------------------------------------------------------------------------------
                                                        As an annual % of average daily net assets
                   Blue Chip/1/                 0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/         1.00     0.06     --       1.06      --           1.06
                   Aggressive Equity/2/         0.80     0.04     0.02     0.86      --           0.86
                   Emerging Markets/2/          1.10     0.20     --       1.30      --           1.30
                   Diversified Research/2/      0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/          0.65     0.05     --       0.70      --           0.70
                   International Large-Cap/2/   1.05     0.13     --       1.18      --           1.18
                   Equity                       0.65     0.04     --       0.69      --           0.69
                   I-Net Tollkeeper/2/          1.50     0.13     --       1.63     (0.02)        1.61
                   Financial Services/1/        1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/           1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/                1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/        1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy               0.65     0.04     --       0.69      --           0.69
                   Equity Income/2/             0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value              0.95     0.51     --       1.46     (0.41)        1.05
                   Growth LT                    0.75     0.04     --       0.79      --           0.79
                   Focused 30                   0.95     0.43     --       1.38     (0.33)        1.05
                   Mid-Cap Value/2/             0.85     0.04     0.12     1.01      --           1.01
                   International Value          0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/     0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/            0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/             1.10     0.19     --       1.29      --           1.29
                   Equity Index                 0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/           0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                         1.10     0.05     --       1.15      --           1.15
                   Government Securities/2/     0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/              0.60     0.05     --       0.65      --           0.65
                   Money Market                 0.34     0.04     --       0.38      --           0.38
                   High Yield Bond              0.60     0.04     --       0.64      --           0.64
                   Large-Cap Value/2/           0.85     0.05     0.06     0.96      --           0.96
                   ----------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

                    THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                    capital. Current       companies--typically large companies
                    income is of           that are well established in their
                    secondary importance.  respective industries.


Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                    capital.               medium-sized growth companies.



Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                    capital.               services sector. Such companies
                                           include banks, insurance companies,
                                           brokerage firms and other finance-
                                           related firms.


Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                    capital.               sciences sector. Such companies
                                           include medical equipment or
                                           supplies, pharmaceuticals, health
                                           care facilities and other health
                                           sciences-related firms.

Technology          Long-term growth of    Equity securities in the technology  INVESCO
                    capital.               sector. Such companies include
                                           biotechnology, communications,
                                           computers, electronics, Internet
                                           telecommunications, networking,
                                           robotics, video and other
                                           technology-related firms.

Telecommunications  Long-term growth of    Equity securities in the             INVESCO
                    capital. Current       telecommunications sector. Such as
                    income is of           companies that offer telephone
                    secondary importance.  service, wireless communications,
                                           satellite communications, television
                                           and movie programming, broadcasting
                                           and Internet access.

Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                    capital.               for long-term growth of capital.     Corporation



Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                    capital.               growth potential.                    Corporation



Capital             Long-term growth of    Equity securities with the potential MFS
 Opportunities      capital.               for long-term growth of capital.



Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                    capital.               companies believed to have above-
                                           average growth potential.



Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                           located within and outside of the
                                           U.S.

                      ---------------------------------------------------------
Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions           In early 2001, certain registered representatives will
                       be able to give us instructions electronically if
We expect to make      authorized by you. You may appoint your registered
the electronic         representative to give us instructions on your behalf
transaction feature    by completing and filing an updated telephone and
available in early     electronic authorization with us.
2001. Please ask
your registered        Transactions made electronically will be subject to the
representative for     same procedures, restrictions and risks as those made
more information.      by telephone. Sometimes your electronic transactions
                       will not be able to reach us. For example, our website may be busy because of unusual market activity or a significant economic or market change, or telephone lines or the Internet are out of service due to severe weather conditions or other emergencies.

                      ---------------------------------------------------------
Rider availability     Effective January 2, 2001, the following riders are
                       available:

                       . Accidental death rider

                       . Children's term rider

                       . Annual renewable and convertible term rider

                       . Guaranteed insurability rider

                       . Waiver of charges rider

                       . Disability benefit rider

                       Some riders may only be added when you apply for your policy. Ask your registered representative for more information about the riders.

                      ---------------------------------------------------------
Illustrations is       The 7th and 8th bullet points under Assumptions are
changed                replaced:

                       . Illustrations 1 through 12 assume total annual
                         advisory fees and expenses of 0.92% of total average daily net assets of the fund. This reflects average advisory fees of 0.85% and average expenses of 0.07% based upon fees and expenses of portfolios available as investment options under the policy.

                       . Illustrations 13 and 14 assume total annual advisory
                         fees and expenses of 0.73% of total average daily net assets of the fund. This reflects weighted average advisory fees of 0.68% and weighted average expenses of 0.05% based upon fees and expenses of portfolios available as investment options under the policy.

                       The 2nd bullet point under Things to keep in mind is replaced:

                       . after we've deducted the charges and fund expenses
                         described in the assumptions above, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.92%, 5.02%, and 10.97% for illustrations 1 through 12 and -0.73%, 5.23%, and 11.18% for illustrations 13 and 14.

                       Illustrations 1 through 14 are replaced with pages 5 through 18 of this supplement.

                      ---------------------------------------------------------
                       Illustration 1
                       Death benefit Option A and guideline premium test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ------------------------------------------------------------------
Flexible premium                                               Total
variable universal life                                        premiums        End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of        paid plus       hypothetical gross annual
values and net cash surrender values.            policy        interest at     investment return of
                                                 year             5%              0%           6%           12%
All premium payments are illustrated as if       ------------------------------------------------------------------
made at the beginning of the policy year.         1              $10,500       $451,948     $451,948       $451,948
                                                  2              $21,525       $451,948     $451,948       $451,948
This illustration assumes no policy loans or      3              $33,101       $451,948     $451,948       $451,948
partial withdrawals have been made.               4              $45,256       $451,948     $451,948       $451,948
                                                  5              $58,019       $451,948     $451,948       $451,948
The death benefits, accumulated values            6              $71,420       $451,948     $451,948       $451,948
and cash surrender values will differ if          7              $85,491       $451,948     $451,948       $451,948
premiums are paid in different amounts or         8             $100,266       $451,948     $451,948       $451,948
frequencies.                                      9             $115,779       $451,948     $451,948       $451,948
                                                 10             $132,068       $451,948     $451,948       $451,948
The hypothetical investment rates shown          15             $226,575       $451,948     $451,948       $451,948
above and elsewhere in this prospectus           20             $347,192       $451,948     $451,948       $626,954
are illustrative only and should not be          25             $501,134       $451,948     $451,948     $1,064,905
interpreted as a representation of past or       30             $697,607       $451,948     $547,447     $1,702,443
future investment results. Actual rates of       35             $948,362       $451,948     $736,334     $2,853,858
return may be more or less than those            ------------------------------------------------------------------
shown and will depend on a number of                      End of year                  End of year
factors, including the investment                         ACCUMULATED VALUE            NET CASH SURRENDER VALUE
allocations made to variable accounts by         End of   assuming hypothetical gross  assuming hypothetical gross
the owner and the experience of the              policy   annual investment return of  annual investment return of
accounts. No representation can be made          year        0%       6%       12%        0%       6%       12%
by us, the separate account or the fund          ------------------------------------------------------------------
that these hypothetical rates of return can       1         $6,938   $7,418     $7,900   $1,222   $1,703     $2,184
be achieved for any one year or sustained         2        $13,690  $15,081    $16,531   $7,975   $9,365    $10,816
over any period of time.                          3        $20,340  $23,083    $26,062  $14,625  $17,367    $20,346
                                                  4        $26,885  $31,451    $36,606  $21,170  $25,735    $30,890
This is an illustration only. An illustration     5        $33,340  $40,208    $48,276  $27,624  $34,493    $42,561
is not intended to predict actual performance.    6        $39,704  $49,376    $61,197  $34,678  $44,350    $56,171
Interest rates, dividends, and values set         7        $45,979  $58,975    $75,508  $42,210  $55,205    $71,739
forth in the illustration are not guaranteed.     8        $52,166  $69,027    $91,364  $49,654  $66,514    $88,851
                                                  9        $58,266  $79,558   $108,937  $57,010  $78,301   $107,680
                                                 10        $64,280  $90,591   $128,418  $64,280  $90,591   $128,418
                                                 15        $97,720 $160,393   $271,204  $97,720 $160,393   $271,204
                                                 20       $127,672 $249,276   $513,897 $127,672 $249,276   $513,897
                                                 25       $151,416 $363,088   $918,021 $151,416 $363,088   $918,021
                                                 30       $166,509 $511,632 $1,591,068 $166,509 $511,632 $1,591,068
                                                 35       $170,089 $701,270 $2,717,960 $170,089 $701,270 $2,717,960
                                                 ------------------------------------------------------------------

                                                                                                                  5

                      ---------------------------------------------------------
                       Illustration 2
                       Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ---------------------------------------------------------------------
Flexible premium variable universal life                   Total
variable universal life                                    premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of    paid plus         hypothetical gross annual
values and net cash surrender values.            policy    interest at       investment return of
                                                 year         5%                0%              6%             12%
All premium payments are illustrated as if       ---------------------------------------------------------------------
made at the beginning of the policy year.         1          $10,500         $451,948        $451,948         $451,948
                                                  2          $21,525         $451,948        $451,948         $451,948
This illustration assumes no policy loans or      3          $33,101         $451,948        $451,948         $451,948
partial withdrawals have been made.               4          $45,256         $451,948        $451,948         $451,948
                                                  5          $58,019         $451,948        $451,948         $451,948
*Additional payment will be required to           6          $71,420         $451,948        $451,948         $451,948
prevent policy termination.                       7          $85,491         $451,948        $451,948         $451,948
                                                  8         $100,266         $451,948        $451,948         $451,948
The death benefits, accumulated values and        9         $115,779         $451,948        $451,948         $451,948
cash surrender values will differ if premiums     10        $132,068         $451,948        $451,948         $451,948
are paid in different amounts or frequencies.     15        $226,575         $451,948        $451,948         $451,948
                                                  20        $347,192         $451,948        $451,948         $550,648
The hypothetical investment rates shown above     25        $501,134         $451,948        $451,948         $927,266
and elsewhere in this prospectus are              30        $697,607         $451,948        $451,948       $1,466,060
illustrative only and should not be               35        $948,362               $0*       $493,667       $2,434,638
interpreted as a representation of past or        --------------------------------------------------------------------
future investment results. Actual rates of                End of year                    End of year
return may be more or less than those shown               ACCUMULATED VALUE              NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of   assuming hypothetical gross    assuming hypothetical gross
including the investment allocations made to     policy   annual investment return of    annual investment return of
variable accounts by the owner and the           year       0%         6%        12%        0%        6%        12%
experience of the accounts. No representation    ---------------------------------------------------------------------
can be made by us, the separate account or        1        $6,938    $7,418      $7,900   $1,222    $1,703      $2,184
the fund that these hypothetical rates of         2       $13,690   $15,081     $16,531   $7,975    $9,365     $10,816
return can be achieved for any one year or        3       $20,340   $23,083     $26,062  $14,625   $17,367     $20,346
sustained over any period of time.                4       $26,885   $31,451     $36,606  $21,170   $25,735     $30,890
                                                  5       $33,340   $40,208     $48,276  $27,624   $34,493     $42,561
This is an illustration only. An illustration     6       $38,548   $48,207     $60,021  $33,522   $43,181     $54,995
is not intended to predict actual performance.    7       $43,485   $56,393     $72,857  $39,716   $52,624     $69,088
Interest rates, dividends, and values set         8       $48,131   $64,760     $86,897  $45,618   $62,247     $84,384
forth in the illustration are not guaranteed.     9       $52,456   $73,293    $102,265  $51,200   $72,037    $101,009
                                                 10       $56,429   $81,977    $119,102  $56,429   $81,977    $119,102
                                                 15       $74,916  $133,670    $240,942  $74,916  $133,670    $240,942
                                                 20       $80,836  $192,446    $451,351  $80,836  $192,446    $451,351
                                                 25       $65,221  $260,065    $799,367  $65,221  $260,065    $799,367
                                                 30        $8,725  $344,596  $1,370,149   $8,725  $344,596  $1,370,149
                                                 35            $0* $470,159  $2,318,703       $0* $470,159  $2,318,703
                                                 ---------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 3
                       Death benefit Option B and guideline premium test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:B
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$181,829
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ------------------------------------------------------------------
Flexible premium                                               Total
variable universal life                                        premiums        End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of        paid plus       hypothetical gross annual
values and net cash surrender values.            policy        interest at     investment return of
                                                 year             5%              0%           6%           12%
All premium payments are illustrated as if       ------------------------------------------------------------------
made at the beginning of the policy year.         1              $10,500       $190,060     $190,581       $191,103
                                                  2              $21,525       $198,115     $199,664       $201,275
This illustration assumes no policy loans         3              $33,101       $206,031     $209,135       $212,492
or partial withdrawals have been made.            4              $45,256       $213,832     $219,032       $224,882
                                                  5              $58,019       $221,521     $229,377       $238,567
The death benefits, accumulated values            6              $71,420       $229,097     $240,188       $253,685
and cash surrender values will differ if          7              $85,491       $236,563     $251,487       $270,387
premiums are paid in different amounts or         8             $100,266       $243,919     $263,296       $288,840
frequencies.                                      9             $115,779       $251,166     $275,640       $309,228
                                                 10             $132,068       $258,305     $288,541       $331,757
The hypothetical investment rates shown          15             $226,575       $295,211     $366,402       $491,424
above and elsewhere in this prospectus are       20             $347,192       $328,931     $464,031       $757,614
illustrative only and should not be              25             $501,134       $357,727     $584,666     $1,200,083
interpreted as a representation of past or       30             $697,607       $379,802     $732,280     $1,935,793
future investment results. Actual rates of       35             $948,362       $393,284     $911,800     $3,161,080
return may be more or less than those            ------------------------------------------------------------------
shown and will depend on a number of                      End of year                  End of year
factors, including the investment                         ACCUMULATED VALUE            NET CASH SURRENDER VALUE
allocations made to variable accounts by         End of   assuming hypothetical gross  assuming hypothetical gross
the owner and the experience of the              policy   annual investment return of  annual investment return of
accounts. No representation can be made          year        0%       6%       12%        0%       6%       12%
by us, the separate account or the fund          ------------------------------------------------------------------
that these hypothetical rates of return           1         $8,231   $8,752     $9,274   $5,931   $6,453     $6,974
can be achieved for any one year or               2        $16,286  $17,835    $19,446  $13,987  $15,535    $17,147
sustained over any period of time.                3        $24,202  $27,306    $30,663  $21,903  $25,006    $28,364
                                                  4        $32,003  $37,203    $43,053  $29,704  $34,904    $40,753
This is an illustration only. An illustration     5        $39,692  $47,548    $56,738  $37,392  $45,248    $54,439
is not intended to predict actual performance.    6        $47,268  $58,359    $71,856  $45,246  $56,337    $69,834
Interest rates, dividends, and values set forth   7        $54,734  $69,658    $88,558  $53,218  $68,141    $87,042
in the illustration are not guaranteed.           8        $62,090  $81,467   $107,011  $61,079  $80,456   $106,000
                                                  9        $69,337  $93,811   $127,399  $68,832  $93,305   $126,894
                                                 10        $76,476 $106,712   $149,928  $76,476 $106,712   $149,928
                                                 15       $113,382 $184,573   $309,595 $113,382 $184,573   $309,595
                                                 20       $147,102 $282,202   $575,785 $147,102 $282,202   $575,785
                                                 25       $175,898 $402,837 $1,018,254 $175,898 $402,837 $1,018,254
                                                 30       $197,973 $550,451 $1,753,964 $197,973 $550,451 $1,753,964
                                                 35       $211,455 $729,971 $2,979,251 $211,455 $729,971 $2,979,251
                                                 ------------------------------------------------------------------
                                                                                                                  7

                      ---------------------------------------------------------
                       Illustration 4
                       Death benefit Option B and guideline premium test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:B
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$181,829
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ------------------------------------------------------------------
Flexible premium                                               Total
variable universal life                                        premiums        End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of        paid plus       hypothetical gross annual
values and net cash surrender values.            policy        interest at     investment return of
                                                 year              5%             0%           6%           12%
All premium payments are illustrated as if       ------------------------------------------------------------------
made at the beginning of the policy year.         1              $10,500       $190,060     $190,581       $191,103
                                                  2              $21,525       $198,115     $199,664       $201,275
This illustration assumes no policy loans or      3              $33,101       $206,031     $209,135       $212,492
partial withdrawals have been made.               4              $45,256       $213,832     $219,032       $224,882
                                                  5              $58,019       $221,521     $229,377       $238,567
The death benefits, accumulated values and        6              $71,420       $228,587     $239,661       $253,143
cash surrender values will differ if premiums     7              $85,491       $235,457     $250,314       $269,147
are paid in different amounts or frequencies.     8             $100,266       $242,121     $261,340       $286,717
                                                  9             $115,779       $248,563     $272,739       $306,002
The hypothetical investment rates shown above    10             $132,068       $254,770     $284,510       $327,163
and elsewhere in this prospectus are             15             $226,575       $284,663     $353,040       $474,310
illustrative only and should not be              20             $347,192       $306,982     $433,334       $713,234
interpreted as a representation of past or       25             $501,134       $318,087     $524,023     $1,100,991
future investment results. Actual rates of       30             $697,607       $312,446     $621,108     $1,731,025
return may be more or less than those shown      35             $948,362       $279,717     $713,554     $2,753,738
and will depend on a number of factors,          ------------------------------------------------------------------
including the investment allocations made to              End of year                  End of year
variable accounts by the owner and the                    ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of   assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or the   policy   annual investment return of  annual investment return of
fund that these hypothetical rates of return     year        0%       6%       12%        0%       6%       12%
can be achieved for any one year or sustained    ------------------------------------------------------------------
over any period of time.                          1         $8,231   $8,752     $9,274   $5,931   $6,453     $6,974
                                                  2        $16,286  $17,835    $19,446  $13,987  $15,535    $17,147
This is an illustration only. An illustration     3        $24,202  $27,306    $30,663  $21,903  $25,006    $28,364
is not intended to predict actual performance.    4        $32,003  $37,203    $43,053  $29,704  $34,904    $40,753
Interest rates, dividends, and values set         5        $39,692  $47,548    $56,738  $37,392  $45,248    $54,439
forth in the illustration are not guaranteed.     6        $46,758  $57,832    $71,314  $44,736  $55,810    $69,292
                                                  7        $53,628  $68,485    $87,318  $52,112  $66,969    $85,801
                                                  8        $60,292  $79,511   $104,888  $59,281  $78,500   $103,877
                                                  9        $66,734  $90,910   $124,173  $66,229  $90,405   $123,667
                                                 10        $72,941 $102,681   $145,334  $72,941 $102,681   $145,334
                                                 15       $102,834 $171,211   $292,481 $102,834 $171,211   $292,481
                                                 20       $125,153 $251,505   $531,405 $125,153 $251,505   $531,405
                                                 25       $136,258 $342,194   $919,162 $136,258 $342,194   $919,162
                                                 30       $130,617 $439,279 $1,549,196 $130,617 $439,279 $1,549,196
                                                 35        $97,888 $531,725 $2,571,909  $97,888 $531,725 $2,571,909
                                                 ------------------------------------------------------------------

                      ----------------------------------------------------------
                       Illustration 5
                       Death benefit Option C and guideline premium test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:C
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 --------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of    paid plus         hypothetical gross annual
values and net cash surrender values.            policy    interest at       investment return of
                                                 year          5%               0%             6%             12%
All premium payments are illustrated as if       --------------------------------------------------------------------
made at the beginning of the policy year.          1         $10,500         $461,948       $461,948         $461,948
                                                   2         $21,525         $471,948       $471,948         $471,948
This illustration assumes no policy loans          3         $33,101         $481,948       $481,948         $481,948
or partial withdrawals have been made.             4         $45,256         $491,948       $491,948         $491,948
                                                   5         $58,019         $501,948       $501,948         $501,948
The death benefits, accumulated values and         6         $71,420         $511,948       $511,948         $511,948
cash surrender values will differ if               7         $85,491         $521,948       $521,948         $521,948
premiums are paid in different amounts or          8        $100,266         $531,948       $531,948         $531,948
frequencies.                                       9        $115,779         $541,948       $541,948         $541,948
                                                  10        $132,068         $551,948       $551,948         $551,948
The hypothetical investment rates shown           15        $226,575         $601,948       $601,948         $601,948
above and elsewhere in this prospectus are        20        $347,192         $651,948       $651,948         $651,948
illustrative only and should not be               25        $501,134         $701,948       $701,948       $1,022,908
interpreted as a representation of past or        30        $697,607         $751,948       $751,948       $1,637,962
future investment results. Actual rates of        35        $948,362         $801,948       $801,948       $2,748,276
return may be more or less than those shown      --------------------------------------------------------------------
and will depend on a number of factors,                     End of year                  End of year
including the investment allocations made                   ACCUMULATED VALUE            NET CASH SURRENDER VALUE
to variable accounts by the owner and the        End of     assuming hypothetical gross  assuming hypothetical gross
experience of the accounts. No representation    policy     annual investment return of  annual investment return of
can be made by us, the separate account or       year          0%       6%       12%        0%       6%       12%
the fund that these hypothetical rates of        --------------------------------------------------------------------
return can be achieved for any one year or        1           $6,904   $7,383     $7,864   $1,189   $1,668     $2,148
sustained over any period of time.                2          $13,585  $14,970    $16,415   $7,869   $9,255    $10,700
                                                  3          $20,127  $22,854    $25,816  $14,412  $17,139    $20,101
This is an illustration only. An illustration     4          $26,526  $31,057    $36,176  $20,810  $25,342    $30,460
is not intended to predict actual performance.    5          $32,794  $39,600    $47,597  $27,078  $33,884    $41,881
Interest rates, dividends, and values set         6          $38,931  $48,497    $60,196  $33,905  $43,471    $55,170
forth in the illustration are not guaranteed.     7          $44,936  $57,765    $74,103  $41,167  $53,996    $70,333
                                                  8          $50,810  $67,423    $89,460  $48,297  $64,910    $86,947
                                                  9          $56,550  $77,489   $106,428  $55,294  $76,233   $105,172
                                                 10          $62,158  $87,983   $125,185  $62,158  $87,983   $125,185
                                                 15          $92,746 $153,652   $261,816  $92,746 $153,652   $261,816
                                                 20         $117,273 $234,107   $492,379 $117,273 $234,107   $492,379
                                                 25         $129,561 $329,674   $881,817 $129,561 $329,674   $881,817
                                                 30         $121,219 $442,855 $1,530,806 $121,219 $442,855 $1,530,806
                                                 35          $79,367 $581,056 $2,617,405  $79,367 $581,056 $2,617,405
                                                 --------------------------------------------------------------------

                                                                                                                    9

                      ---------------------------------------------------------
                       Illustration 6
                       Death benefit Option C and guideline premium test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:C
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -----------------------------------------------------------------------
Flexible premium                                            Total
variable universal life                                     premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of     paid plus         hypothetical gross annual
values and net cash surrender values.            policy     interest at       investment return of
                                                 year          5%                0%              6%              12%
All premium payments are illustrated as if       -----------------------------------------------------------------------
made at the beginning of the policy year.         1           $10,500         $461,948        $461,948          $461,948
                                                  2           $21,525         $471,948        $471,948          $471,948
This illustration assumes no policy loans         3           $33,101         $481,948        $481,948          $481,948
or partial withdrawals have been made.            4           $45,256         $491,948        $491,948          $491,948
                                                  5           $58,019         $501,948        $501,948          $501,948
*Additional payment will be required to           6           $71,420         $511,948        $511,948          $511,948
prevent policy termination.                       7           $85,491         $521,948        $521,948          $521,948
                                                  8          $100,266         $531,948        $531,948          $531,948
The death benefits, accumulated values and        9          $115,779         $541,948        $541,948          $541,948
cash surrender values will differ if premiums    10          $132,068         $551,948        $551,948          $551,948
are paid in different amounts or frequencies.    15          $226,575         $601,948        $601,948          $601,948
                                                 20          $347,192         $651,948        $651,948          $651,948
The hypothetical investment rates shown above    25          $501,134               $0*       $701,948          $797,765
and elsewhere in this prospectus are             30          $697,607               $0*       $751,948        $1,270,629
illustrative only and should not be              35          $948,362               $0*             $0*       $2,118,843
interpreted as a representation of past or       -----------------------------------------------------------------------
future investment results. Actual rates of                End of year                    End of year
return may be more or less than those shown               ACCUMULATED VALUE              NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of   assuming hypothetical gross    assuming hypothetical gross
including the investment allocations made to     policy   annual investment return of    annual investment return of
variable accounts by the owner and the           year        0%        6%        12%        0%        6%          12%
experience of the accounts. No representation    -----------------------------------------------------------------------
can be made by us, the separate account or        1        $6,904    $7,383      $7,864   $1,189     $1,668       $2,148
the fund that these hypothetical rates of         2       $13,585   $14,970     $16,415   $7,869     $9,255      $10,700
return can be achieved for any one year or        3       $20,127   $22,854     $25,816  $14,412    $17,139      $20,101
sustained over any period of time.                4       $26,526   $31,057     $36,176  $20,810    $25,342      $30,460
                                                  5       $32,794   $39,600     $47,597  $27,078    $33,884      $41,881
This is an illustration only. An illustration     6       $37,604   $47,151     $58,838  $32,578    $42,125      $53,812
is not intended to predict actual performance.    7       $42,037   $54,754     $70,997  $38,268    $50,985      $67,228
Interest rates, dividends, and values set         8       $46,054   $62,375     $84,147  $43,541    $59,862      $81,635
forth in the illustration are not guaranteed.     9       $49,604   $69,967     $98,365  $48,348    $68,710      $97,108
                                                 10       $52,631   $77,476    $113,731  $52,631    $77,476     $113,731
                                                 15       $62,703  $118,009    $220,440  $62,703   $118,009     $220,440
                                                 20       $49,819  $149,602    $391,779  $49,819   $149,602     $391,779
                                                 25            $0* $152,857    $687,729       $0*  $152,857     $687,729
                                                 30            $0*  $81,694  $1,187,504       $0*   $81,694   $1,187,504
                                                 35            $0*       $0* $2,017,945       $0*        $0*  $2,017,945
                                                 -----------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 7
                       Death benefit Option A and cash value accumulation test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -------------------------------------------------------------------
Flexible premium                                                Total
variable universal life                                         premiums        End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of         paid plus       hypothetical gross annual
values and net cash surrender values.            policy         interest at     investment return of
                                                 year               5%             0%           6%           12%
All premium payments are illustrated as if       -------------------------------------------------------------------
made at the beginning of the policy year.         1               $10,500       $451,948     $451,948       $451,948
                                                  2               $21,525       $451,948     $451,948       $451,948
This illustration assumes no policy loans         3               $33,101       $451,948     $451,948       $451,948
or partial withdrawals have been made.            4               $45,256       $451,948     $451,948       $451,948
                                                  5               $58,019       $451,948     $451,948       $451,948
The death benefits, accumulated values and        6               $71,420       $451,948     $451,948       $451,948
cash surrender values will differ if              7               $85,491       $451,948     $451,948       $451,948
premiums are paid in different amounts or         8              $100,266       $451,948     $451,948       $451,948
frequencies.                                      9              $115,779       $451,948     $451,948       $451,948
                                                 10              $132,068       $451,948     $451,948       $451,948
The hypothetical investment rates shown          15              $226,575       $451,948     $451,948       $550,292
above and elsewhere in this prospectus           20              $347,192       $451,948     $451,948       $905,129
are illustrative only and should not be          25              $501,134       $451,948     $576,743     $1,414,270
interpreted as a representation of past          30              $697,607       $451,948     $715,640     $2,157,108
or future investment results. Actual             35              $948,362       $451,948     $873,384     $3,273,990
rates of return may be more or less than         -------------------------------------------------------------------
those shown and will depend on a number                    End of year                  End of year
of factors, including the investment                       ACCUMULATED VALUE            NET CASH SURRENDER VALUE
allocations made to variable accounts by         End of    assuming hypothetical gross  assuming hypothetical gross
the owner and the experience of the              policy    annual investment return of  annual investment return of
accounts. No representation can be made          year          0%       6%       12%        0%       6%       12%
by us, the separate account or the fund          -------------------------------------------------------------------
that these hypothetical rates of return           1          $6,938   $7,418     $7,900   $1,222   $1,703     $2,184
can be achieved for any one year or               2         $13,690  $15,081    $16,531   $7,975   $9,365    $10,816
sustained over any period of time.                3         $20,340  $23,083    $26,062  $14,625  $17,367    $20,346
                                                  4         $26,885  $31,451    $36,606  $21,170  $25,735    $30,890
This is an illustration only. An illustration     5         $33,340  $40,208    $48,276  $27,624  $34,493    $42,561
is not intended to predict actual performance.    6         $39,704  $49,376    $61,197  $34,678  $44,350    $56,171
Interest rates, dividends, and values set         7         $45,979  $58,975    $75,508  $42,210  $55,205    $71,739
forth in the illustration are not guaranteed.     8         $52,166  $69,027    $91,364  $49,654  $66,514    $88,851
                                                  9         $58,266  $79,558   $108,937  $57,010  $78,301   $107,680
                                                 10         $64,280  $90,591   $128,419  $64,280  $90,591   $128,419
                                                 15         $97,720 $160,393   $270,771  $97,720 $160,393   $270,771
                                                 20        $127,672 $249,276   $504,677 $127,672 $249,276   $504,677
                                                 25        $151,416 $359,520   $881,601 $151,416 $359,520   $881,601
                                                 30        $166,510 $492,077 $1,483,235 $166,510 $492,077 $1,483,235
                                                 35        $170,089 $650,462 $2,438,340 $170,089 $650,462 $2,438,340
                                                 -------------------------------------------------------------------

                                                                                                                  11

                      ---------------------------------------------------------
                       Illustration 8
                       Death benefit Option A and cash value accumulation test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 --------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%              6%             12%
All premium payments are illustrated as if       --------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $451,948        $451,948         $451,948
                                                  2         $21,525         $451,948        $451,948         $451,948
This illustration assumes no policy loans         3         $33,101         $451,948        $451,948         $451,948
or partial withdrawals have been made.            4         $45,256         $451,948        $451,948         $451,948
                                                  5         $58,019         $451,948        $451,948         $451,948
*Additional payment will be required to           6         $71,420         $451,948        $451,948         $451,948
prevent policy termination.                       7         $85,491         $451,948        $451,948         $451,948
                                                  8        $100,266         $451,948        $451,948         $451,948
The death benefits, accumulated values and        9        $115,779         $451,948        $451,948         $451,948
cash surrender values will differ if premiums    10        $132,068         $451,948        $451,948         $451,948
are paid in different amounts or frequencies.    15        $226,575         $451,948        $451,948         $489,198
                                                 20        $347,192         $451,948        $451,948         $772,636
The hypothetical investment rates shown above    25        $501,134         $451,948        $451,948       $1,140,818
and elsewhere in this prospectus are             30        $697,607         $451,948        $495,096       $1,618,250
illustrative only and should not be              35        $948,362               $0*       $565,479       $2,231,585
interpreted as a representation of past or       --------------------------------------------------------------------
future investment results. Actual rates of                 End of year                   End of year
return may be more or less than those shown                ACCUMULATED VALUE             NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of    assuming hypothetical gross   assuming hypothetical gross
including the investment allocations made to     policy    annual investment return of   annual investment return of
variable accounts by the owner and the           year        0%        6%       12%        0%        6%       12%
experience of the accounts. No representation    --------------------------------------------------------------------
can be made by us, the separate account or the    1         $6,938    $7,418     $7,900   $1,222    $1,703     $2,184
fund that these hypothetical rates of return      2        $13,690   $15,081    $16,531   $7,975    $9,365    $10,816
can be achieved for any one year or sustained     3        $20,340   $23,083    $26,062  $14,625   $17,367    $20,346
over any period of time.                          4        $26,885   $31,451    $36,606  $21,170   $25,735    $30,890
                                                  5        $33,340   $40,208    $48,276  $27,624   $34,493    $42,561
This is an illustration only. An illustration     6        $38,548   $48,207    $60,021  $33,522   $43,181    $54,995
is not intended to predict actual performance.    7        $43,486   $56,393    $72,857  $39,716   $52,624    $69,088
Interest rates, dividends, and values set forth   8        $48,131   $64,760    $86,897  $45,618   $62,247    $84,384
in the illustration are not guaranteed.           9        $52,456   $73,293   $102,265  $51,200   $72,037   $101,009
                                                 10        $56,430   $81,977   $119,102  $56,430   $81,977   $119,102
                                                 15        $74,916  $133,670   $240,710  $74,916  $133,670   $240,710
                                                 20        $80,836  $192,446   $430,802  $80,836  $192,446   $430,802
                                                 25        $65,222  $260,066   $711,142  $65,222  $260,066   $711,142
                                                 30         $8,726  $340,429 $1,112,714   $8,726  $340,429 $1,112,714
                                                 35             $0* $421,147 $1,661,997       $0* $421,147 $1,661,997
                                                 --------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 9
                       Death benefit Option B and cash value accumulation test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:B
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$181,829
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%             6%             12%
All premium payments are illustrated as if       -------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $190,060       $190,581         $191,103
                                                  2         $21,525         $198,115       $199,664         $201,275
This illustration assumes no policy loans or      3         $33,101         $206,031       $209,135         $212,492
partial withdrawals have been made.               4         $45,256         $213,832       $219,032         $224,882
                                                  5         $58,019         $221,521       $229,377         $238,567
The death benefits, accumulated values and        6         $71,420         $229,097       $240,188         $253,685
cash surrender values will differ if premiums     7         $85,491         $236,563       $251,487         $270,387
are paid in different amounts or frequencies.     8        $100,266         $243,919       $263,296         $288,840
                                                  9        $115,779         $251,166       $275,640         $309,229
The hypothetical investment rates shown above    10        $132,068         $258,305       $288,541         $348,886
and elsewhere in this prospectus are             15        $226,575         $295,211       $375,068         $624,906
illustrative only and should not be              20        $347,192         $328,931       $504,519       $1,012,726
interpreted as a representation of past or       25        $501,134         $357,727       $640,111       $1,570,573
future investment results. Actual rates of       30        $697,607         $379,802       $785,978       $2,385,593
return may be more or less than those shown      35        $948,362         $393,285       $952,406       $3,612,039
and will depend on a number of factors,          -------------------------------------------------------------------
including the investment allocations made to               End of year                  End of year
variable accounts by the owner and the                     ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of    assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or the   policy    annual investment return of  annual investment return of
fund that these hypothetical rates of return     year         0%       6%       12%        0%       6%       12%
can be achieved for any one year or sustained    -------------------------------------------------------------------
over any period of time.                          1          $8,231   $8,752     $9,274   $5,931   $6,453     $6,974
                                                  2         $16,286  $17,835    $19,446  $13,987  $15,535    $17,147
This is an illustration only. An illustration     3         $24,202  $27,306    $30,663  $21,903  $25,006    $28,364
is not intended to predict actual performance.    4         $32,003  $37,203    $43,053  $29,704  $34,904    $40,753
Interest rates, dividends, and values set         5         $39,692  $47,548    $56,738  $37,392  $45,248    $54,439
forth in the illustration are not guaranteed.     6         $47,268  $58,359    $71,856  $45,246  $56,337    $69,834
                                                  7         $54,734  $69,658    $88,558  $53,218  $68,141    $87,042
                                                  8         $62,090  $81,467   $107,011  $61,079  $80,456   $106,000
                                                  9         $69,337  $93,811   $127,400  $68,832  $93,305   $126,894
                                                 10         $76,476 $106,712   $149,895  $76,476 $106,712   $149,895
                                                 15        $113,382 $184,552   $307,485 $113,382 $184,552   $307,485
                                                 20        $147,102 $281,307   $564,670 $147,102 $281,307   $564,670
                                                 25        $175,898 $399,020   $979,034 $175,898 $399,020   $979,034
                                                 30        $197,973 $540,441 $1,640,343 $197,973 $540,441 $1,640,343
                                                 35        $211,456 $709,315 $2,690,106 $211,456 $709,315 $2,690,106
                                                 -------------------------------------------------------------------

                                                                                                                  13

                      ---------------------------------------------------------
                       Illustration 10
                       Death benefit Option B and cash value accumulation test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:B
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$181,829
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%             6%             12%
All premium payments are illustrated as if       -------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $190,060       $190,581         $191,103
                                                  2         $21,525         $198,115       $199,664         $201,275
This illustration assumes no policy loans         3         $33,101         $206,031       $209,135         $212,492
or partial withdrawals have been made.            4         $45,256         $213,832       $219,032         $224,882
                                                  5         $58,019         $221,521       $229,377         $238,567
The death benefits, accumulated values and        6         $71,420         $228,587       $239,661         $253,143
cash surrender values will differ if premiums     7         $85,491         $235,457       $250,314         $269,147
are paid in different amounts or frequencies.     8        $100,266         $242,121       $261,340         $286,717
                                                  9        $115,779         $248,563       $272,739         $306,002
The hypothetical investment rates shown above    10        $132,068         $254,770       $284,510         $338,194
and elsewhere in this prospectus are             15        $226,575         $284,663       $353,040         $584,267
illustrative only and should not be              20        $347,192         $306,983       $449,626         $901,918
interpreted as a representation of past or       25        $501,134         $318,088       $542,119       $1,315,818
future investment results. Actual rates of       30        $697,607         $312,447       $624,828       $1,853,461
return may be more or less than those shown      35        $948,362         $279,719       $699,955       $2,544,746
and will depend on a number of factors,          -------------------------------------------------------------------
including the investment allocations made to               End of year                  End of year
variable accounts by the owner and the                     ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of    assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or the   policy    annual investment return of  annual investment return of
fund that these hypothetical rates of return     year         0%       6%       12%        0%       6%       12%
can be achieved for any one year or sustained    -------------------------------------------------------------------
over any period of time.                          1          $8,231   $8,752     $9,274   $5,931   $6,453     $6,974
                                                  2         $16,286  $17,835    $19,446  $13,987  $15,535    $17,147
This is an illustration only. An illustration     3         $24,202  $27,306    $30,663  $21,903  $25,006    $28,364
is not intended to predict actual performance.    4         $32,003  $37,203    $43,053  $29,704  $34,904    $40,753
Interest rates, dividends, and values set forth   5         $39,692  $47,548    $56,738  $37,392  $45,248    $54,439
in the illustration are not guaranteed.           6         $46,758  $57,832    $71,314  $44,736  $55,810    $69,292
                                                  7         $53,628  $68,485    $87,318  $52,112  $66,969    $85,802
                                                  8         $60,292  $79,511   $104,888  $59,281  $78,500   $103,877
                                                  9         $66,734  $90,910   $124,173  $66,229  $90,405   $123,668
                                                 10         $72,941 $102,681   $145,301  $72,941 $102,681   $145,301
                                                 15        $102,834 $171,211   $287,489 $102,834 $171,211   $287,489
                                                 20        $125,154 $250,700   $502,886 $125,154 $250,700   $502,886
                                                 25        $136,259 $337,936   $820,230 $136,259 $337,936   $820,230
                                                 30        $130,618 $429,634 $1,274,446 $130,618 $429,634 $1,274,446
                                                 35         $97,890 $518,126 $1,895,227  $97,890 $518,126 $1,895,227
                                                 -------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 11
                       Death benefit Option C and cash value accumulation test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:C
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%             6%             12%
All premium payments are illustrated as if       -------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $461,948       $461,948         $461,948
                                                  2         $21,525         $471,948       $471,948         $471,948
This illustration assumes no policy loans or      3         $33,101         $481,948       $481,948         $481,948
partial withdrawals have been made.               4         $45,256         $491,948       $491,948         $491,948
                                                  5         $58,019         $501,948       $501,948         $501,948
The death benefits, accumulated values and        6         $71,420         $511,948       $511,948         $511,948
cash surrender values will differ if premiums     7         $85,491         $521,948       $521,948         $521,948
are paid in different amounts or frequencies.     8        $100,266         $531,948       $531,948         $531,948
                                                  9        $115,779         $541,948       $541,948         $541,948
The hypothetical investment rates shown above    10        $132,068         $551,948       $551,948         $551,948
and elsewhere in this prospectus are             15        $226,575         $601,948       $601,948         $601,948
illustrative only and should not be              20        $347,192         $651,948       $651,948         $878,058
interpreted as a representation of past or       25        $501,134         $701,948       $701,948       $1,374,944
future investment results. Actual rates of       30        $697,607         $751,948       $751,948       $2,099,621
return may be more or less than those shown      35        $948,362         $801,948       $801,948       $3,188,936
and will depend on a number of factors,          -------------------------------------------------------------------
including the investment allocations made to               End of year                  End of year
variable accounts by the owner and the                     ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of    assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or the   policy    annual investment return of  annual investment return of
fund that these hypothetical rates of return     year         0%       6%       12%        0%       6%       12%
can be achieved for any one year or sustained    -------------------------------------------------------------------
over any period of time.                          1          $6,904   $7,383     $7,864   $1,189   $1,668     $2,148
                                                  2         $13,585  $14,970    $16,415   $7,869   $9,255    $10,700
This is an illustration only. An illustration     3         $20,127  $22,854    $25,816  $14,412  $17,139    $20,101
is not intended to predict actual performance.    4         $26,526  $31,057    $36,176  $20,810  $25,342    $30,460
Interest rates, dividends, and values set forth   5         $32,794  $39,600    $47,597  $27,078  $33,884    $41,881
in the illustration are not guaranteed.           6         $38,931  $48,497    $60,196  $33,905  $43,471    $55,170
                                                  7         $44,936  $57,765    $74,103  $41,167  $53,996    $70,333
                                                  8         $50,810  $67,423    $89,460  $48,297  $64,911    $86,947
                                                  9         $56,550  $77,489   $106,428  $55,294  $76,233   $105,172
                                                 10         $62,158  $87,983   $125,185  $62,158  $87,983   $125,185
                                                 15         $92,746 $153,652   $261,817  $92,746 $153,652   $261,817
                                                 20        $117,273 $234,108   $489,582 $117,273 $234,108   $489,582
                                                 25        $129,562 $329,674   $857,087 $129,562 $329,674   $857,087
                                                 30        $121,220 $442,856 $1,443,707 $121,220 $442,856 $1,443,707
                                                 35         $79,367 $581,058 $2,374,995  $79,367 $581,058 $2,374,995
                                                 -------------------------------------------------------------------

                                                                                                                  15

                      ---------------------------------------------------------
                       Illustration 12
                       Death benefit Option C and cash value accumulation test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:C
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ---------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%              6%              12%
All premium payments are illustrated as if       ---------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $461,948        $461,948          $461,948
                                                  2         $21,525         $471,948        $471,948          $471,948
This illustration assumes no policy loans or      3         $33,101         $481,948        $481,948          $481,948
partial withdrawals have been made.               4         $45,256         $491,948        $491,948          $491,948
                                                  5         $58,019         $501,948        $501,948          $501,948
*Additional payment will be required to           6         $71,420         $511,948        $511,948          $511,948
prevent policy termination.                       7         $85,491         $521,948        $521,948          $521,948
                                                  8        $100,266         $531,948        $531,948          $531,948
The death benefits, accumulated values and        9        $115,779         $541,948        $541,948          $541,948
cash surrender values will differ if premiums    10        $132,068         $551,948        $551,948          $551,948
are paid in different amounts or frequencies.    15        $226,575         $601,948        $601,948          $601,948
                                                 20        $347,192         $651,948        $651,948          $701,806
The hypothetical investment rates shown          25        $501,134               $0*       $701,948        $1,044,940
above and elsewhere in this prospectus are       30        $697,607               $0*       $751,948        $1,489,384
illustrative only and should not be              35        $948,362               $0*             $0*       $2,060,012
interpreted as a representation of past or       ---------------------------------------------------------------------
future investment results. Actual rates of                 End of year                   End of year
return may be more or less than those shown                ACCUMULATED VALUE             NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of    assuming hypothetical gross   assuming hypothetical gross
including the investment allocations made to     policy    annual investment return of   annual investment return of
variable accounts by the owner and the           year        0%        6%        12%       0%        6%        12%
experience of the accounts. No representation    ---------------------------------------------------------------------
can be made by us, the separate account or the    1         $6,904    $7,383      $7,864  $1,189    $1,668      $2,148
fund that these hypothetical rates of return      2        $13,585   $14,970     $16,415  $7,869    $9,255     $10,700
can be achieved for any one year or sustained     3        $20,127   $22,854     $25,816 $14,412   $17,139     $20,101
over any period of time.                          4        $26,526   $31,057     $36,176 $20,810   $25,342     $30,460
                                                  5        $32,794   $39,600     $47,597 $27,078   $33,884     $41,881
This is an illustration only. An illustration     6        $37,604   $47,151     $58,838 $32,578   $42,125     $53,812
is not intended to predict actual performance.    7        $42,037   $54,754     $70,997 $38,268   $50,985     $67,228
Interest rates, dividends, and values set forth   8        $46,054   $62,375     $84,148 $43,541   $59,862     $81,635
in the illustration are not guaranteed.           9        $49,604   $69,967     $98,365 $48,348   $68,710     $97,108
                                                 10        $52,631   $77,476    $113,731 $52,631   $77,476    $113,731
                                                 15        $62,703  $118,009    $220,441 $62,703  $118,009    $220,441
                                                 20        $49,820  $149,602    $391,309 $49,820  $149,602    $391,309
                                                 25             $0* $152,858    $651,376      $0* $152,858    $651,376
                                                 30             $0*  $81,695  $1,024,106      $0*  $81,695  $1,024,106
                                                 35             $0*       $0* $1,534,216      $0*       $0* $1,534,216
                                                 ---------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 13
                       Death benefit Option A and guideline premium test at current cost of insurance rates
                       Based on a weighted average of annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 --------------------------------------------------------------------
Flexible premium                                            Total
variable universal life                                     premiums         End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of     paid plus        hypothetical gross annual
values and net cash surrender values.            policy     interest at      investment return of
                                                 year          5%               0%             6%             12%
All premium payments are illustrated as if       --------------------------------------------------------------------
made at the beginning of the policy year.         1          $10,500         $451,948       $451,948         $451,948
                                                  2          $21,525         $451,948       $451,948         $451,948
This illustration assumes no policy loans or      3          $33,101         $451,948       $451,948         $451,948
partial withdrawals have been made.               4          $45,256         $451,948       $451,948         $451,948
                                                  5          $58,019         $451,948       $451,948         $451,948
The death benefits, accumulated values and        6          $71,420         $451,948       $451,948         $451,948
cash surrender values will differ if premiums     7          $85,491         $451,948       $451,948         $451,948
are paid in different amounts or frequencies.     8         $100,266         $451,948       $451,948         $451,948
                                                  9         $115,779         $451,948       $451,948         $451,948
The hypothetical investment rates shown          10         $132,068         $451,948       $451,948         $451,948
above and elsewhere in this prospectus are       15         $226,575         $451,948       $451,948         $451,948
illustrative only and should not be              20         $347,192         $451,948       $451,948         $643,788
interpreted as a representation of past or       25         $501,134         $451,948       $451,948       $1,101,858
future investment results. Actual rates of       30         $697,607         $451,948       $568,614       $1,775,988
return may be more or less than those shown      35         $948,362         $451,948       $769,837       $3,002,867
and will depend on a number of factors,          --------------------------------------------------------------------
including the investment allocations made to               End of year                  End of year
variable accounts by the owner and the                     ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of    assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or       policy    annual investment return of  annual investment return of
the fund that these hypothetical rates of        year         0%       6%       12%        0%       6%       12%
return can be achieved for any one year or       -------------------------------------------------------------------
sustained over any period of time.                1          $6,953   $7,435     $7,917   $1,238   $1,719     $2,202
                                                  2         $13,734  $15,129    $16,585   $8,018   $9,414    $10,869
This is an illustration only. An illustration     3         $20,425  $23,180    $26,174  $14,709  $17,465    $20,458
is not intended to predict actual performance.    4         $27,024  $31,616    $36,803  $21,308  $25,901    $31,088
Interest rates,dividends, and values set forth    5         $33,544  $40,463    $48,591  $27,828  $34,747    $42,876
in the illustration are not guaranteed.           6         $39,986  $49,741    $61,668  $34,960  $44,716    $56,642
                                                  7         $46,350  $59,476    $76,180  $42,581  $55,706    $72,411
                                                  8         $52,638  $69,690    $92,290  $50,125  $67,178    $89,778
                                                  9         $58,849  $80,412   $110,180  $57,593  $79,156   $108,924
                                                 10         $64,986  $91,668   $130,053  $64,986  $91,668   $130,053
                                                 15         $99,235 $163,221   $276,502  $99,235 $163,221   $276,502
                                                 20        $130,305 $255,323   $527,695 $130,305 $255,323   $527,695
                                                 25        $155,481 $374,706   $949,877 $155,481 $374,706   $949,877
                                                 30        $172,361 $531,415 $1,659,802 $172,361 $531,415 $1,659,802
                                                 35        $178,200 $733,178 $2,859,873 $178,200 $733,178 $2,859,873
                                                 -------------------------------------------------------------------

                                                                                                                  17

                      ---------------------------------------------------------
                       Illustration 14
                       Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                       Based on a weighted average of annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ------------------------------------------------------------------
Flexible premium                                             Total
variable universal life                                      premiums      End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of      paid plus     hypothetical gross annual
values and net cash surrender values.            policy      interest at   investment return of
                                                 year           5%            0%              6%           12%
All premium payments are illustrated as if       ------------------------------------------------------------------
made at the beginning of the policy year.         1           $10,500      $451,948        $451,948       $451,948
                                                  2           $21,525      $451,948        $451,948       $451,948
This illustration assumes no policy loans         3           $33,101      $451,948        $451,948       $451,948
or partial withdrawals have been made.            4           $45,256      $451,948        $451,948       $451,948
                                                  5           $58,019      $451,948        $451,948       $451,948
*Additional payment will be required to           6           $71,420      $451,948        $451,948       $451,948
prevent policy termination.                       7           $85,491      $451,948        $451,948       $451,948
                                                  8          $100,266      $451,948        $451,948       $451,948
The death benefits, accumulated values and        9          $115,779      $451,948        $451,948       $451,948
cash surrender values will differ if premiums    10          $132,068      $451,948        $451,948       $451,948
are paid in different amounts or frequencies.    15          $226,575      $451,948        $451,948       $451,948
                                                 20          $347,192      $451,948        $451,948       $567,045
The hypothetical investment rates shown above    25          $501,134      $451,948        $451,948       $961,707
and elsewhere in this prospectus are             30          $697,607      $451,948        $451,948     $1,532,508
illustrative only and should not be              35          $948,362            $0*       $535,679     $2,566,409
interpreted as a representation of past or       ------------------------------------------------------------------
future investment results.Actual rates of                 End of year                  End of year
return may be more or less than those shown               ACCUMULATED VALUE            NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of   assuming hypothetical gross  assuming hypothetical gross
including the investment allocations made to     policy   annual investment return of  annual investment return of
variable accounts by the owner and the           year       0%        6%       12%        0%        6%       12%
experience of the accounts. No representation    ------------------------------------------------------------------
can be made by us, the separate account or        1        $6,953    $7,435     $7,917  $1,238    $1,719     $2,202
the fund that these hypothetical rates of         2       $13,734   $15,129    $16,585  $8,018    $9,414    $10,869
return can be achieved for any one year or        3       $20,425   $23,180    $26,174 $14,709   $17,465    $20,458
sustained over any period of time.                4       $27,024   $31,616    $36,803 $21,308   $25,901    $31,088
                                                  5       $33,544   $40,463    $48,591 $27,828   $34,747    $42,876
This is an illustration only. An illustration     6       $38,829   $48,572    $60,492 $33,803   $43,546    $55,466
is not intended to predict actualperformance.     7       $43,853   $56,891    $73,527 $40,084   $53,122    $69,758
Interest rates, dividends, and values set         8       $48,595   $65,416    $87,818 $46,082   $62,903    $85,305
forth in the illustration are not guaranteed.     9       $53,024   $74,133   $103,496 $51,768   $72,876   $102,239
                                                 10       $57,110   $83,029   $120,713 $57,110   $83,029   $120,713
                                                 15       $76,307  $136,366   $246,135 $76,307  $136,366   $246,135
                                                 20       $83,143  $198,184   $464,791 $83,143  $198,184   $464,791
                                                 25       $68,629  $271,407   $829,057 $68,629  $271,407   $829,057
                                                 30       $13,413  $367,064 $1,432,250 $13,413  $367,064 $1,432,250
                                                 35            $0* $510,170 $2,444,199      $0* $510,170 $2,444,199
                                                 ------------------------------------------------------------------

18